CAPITAL LEASE (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule of Long-term Obligations Under Capital Leases

(in thousands of $)	2016	2015
Total obligations under capital lease	117,751	143,112

Schedule of Future Minimum Lease Payments for Capital Leases
As of December 31, 2016, we are committed to make quarterly minimum capital lease payments (including interest), as follows:

Year ending December 31, (in thousands of $)	Methane Princess Lease
2017	6,929
2018	7,208
2019	7,489
2020	7,775
2021	8,078
2022 and thereafter	161,594
Total minimum lease payments	199,073
Less: Imputed interest	(81,322)
Present value of minimum lease payments	117,751